Property, Plant and Equipment - Disclosure of Sensitivity Analysis - Impairment of Assets (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Percentage decrease resulting in additional impairment	10.80%	11.90%
Percentage increase resulting in additional impairment	29.10%	11.90%
Property, plant and equipment	R 48,269	R 41,348
Target 1
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10.8% decrease (2024: 11.9%)	558	450
Recoverable amount	R 4,212
Percentage Of Reasonably Possible Decrease In Production Profile Used In Discounted Cash Flow Models	0.086
Property, plant and equipment	R 2,065
Tshepong South
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10.8% decrease (2024: 11.9%)	741
Recoverable amount	R 3,314
Percentage Of Reasonably Possible Decrease In Production Profile Used In Discounted Cash Flow Models	0.053
Property, plant and equipment	R 2,343
Doornkop
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10.8% decrease (2024: 11.9%)		2,623
Target North
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10.8% decrease (2024: 11.9%)		2,898
Impairment 29.1% increase (2024: 11.9%)		R 2,688